RBF-Q1

Quarterly Report
July 31, 2026
MFS®  Total Return
Bond Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 1.0%
Boeing Co., 5.15%, 5/01/2030	$7,084,000	$7,119,285
Boeing Co., 6.528%, 5/01/2034	20,794,000	22,269,382
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,552,902
Boeing Co., 5.805%, 5/01/2050	14,572,000	13,764,680
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	32,478,630
		$82,184,879
Asset-Backed & Securitized – 25.0%
ACORE Issuer LLC, 2026-FL1, “AS”, FLR, 5.369% (SOFR - 1mo. + 1.7%), 8/20/2043 (n)	$14,778,000	$14,777,976
ACORE Issuer LLC, 2026-FL1, “B”, 5.569%, 8/20/2043 (n)	12,922,500	12,935,969
ACREC 2021-FL1 Ltd., “C”, FLR, 5.943% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	10,841,500	10,845,661
ACREC 2021-FL1 Ltd., “D”, FLR, 6.444% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	13,069,788
ACREC 2025-FL3 LLC, “AS”, FLR, 5.309% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	23,763,500	23,763,381
ACREC 2026-FL5 LLC, “AS”, FLR, 5.1% (SOFR - 1mo. + 1.5%), 7/18/2043 (n)	14,856,569	14,866,508
Acres PLC, 2026-FL4, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	20,973,000	21,020,437
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	15,273,389	15,286,402
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	18,299,826	18,239,032
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	16,010,924	16,016,671
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	9,566,845	9,545,468
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	6,395,585	6,325,148
Angel Oak Mortgage Trust, 2026-3, “A1”, 5.512%, 6/25/2071 (n)	29,320,939	29,218,137
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.42% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	2,472,305	2,480,755
Arbor Realty Commercial Real Estate, 2026-FL1, “B”, FLR, 5.669% (SOFR - 1mo. + 2%), 9/20/2043 (n)	12,737,383	12,776,962
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.625% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,351,754
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 5.676% (SOFR - 1mo. + 2%), 6/15/2035 (n)	28,383,000	28,409,578
AREIT 2022-CRE6 Trust, “B”, FLR, 5.471% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,915,673
AREIT 2022-CRE6 Trust, “C”, FLR, 5.771% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,143,852
AREIT 2022-CRE6 Trust, “D”, FLR, 6.471% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,317,053
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.222% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,659,040
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	403,269	404,312
Aspire Mortgage Trust, 2026-3, “A1”, 5.459%, 5/25/2066 (n)	33,136,894	33,011,210
Bain Capital Credit CLO Ltd., 2020-3A, “BR3”, FLR, 5.202% (SOFR - 3mo. + 1.45%), 10/23/2034 (n)	6,400,000	6,400,531
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.284% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	18,270,059
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,039,219	104
Bayview Commercial Asset Trust, FLR, 4.304% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	56,973	55,634
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	180,140	482,056
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,519,782
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.369%, 12/15/2055	10,215,909	10,556,762
BDS 2024-FL13 Ltd., “A”, FLR, 5.245% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	5,768,007	5,770,764
BDS 2025-FL14 Ltd., “B”, FLR, 5.36% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	13,272,979	13,270,723
BDS 2025-FL16 Ltd., “AS”, FLR, 5.269% (SOFR - 1mo. + 1.6%), 6/19/2043 (n)	11,852,185	11,852,170
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,775,282
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	12,840,932	12,862,343
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 5.952% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,911,571
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.583% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	34,041,667	34,050,790
BofA Auto Trust, 2026-A, “A2A”, 4.1%, 11/15/2028 (n)	4,380,000	4,376,239
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	14,185,065
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.37%, 8/19/2043 (n)	22,343,500	22,417,846
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,890,103	2,916,310
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	403,042	410,122
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	9,188,480	9,140,541
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	676,200	673,824
BX Trust, 2025-BCAT, “B”, FLR, 5.226% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	6,068,300	6,079,682
BX Trust, 2026-CLS, “B”, 5.376%, 5/15/2043 (n)	7,825,000	7,841,681
BX Trust, 2026-ORBT, “C”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 7/15/2043 (n)	4,845,079	4,854,170
BXMT 2020-FL2 Ltd., “B”, FLR, 5.443% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	6,076,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.343% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	$17,470,500	$17,376,701
BXMT 2021-FL4 Ltd., “B”, FLR, 5.594% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	38,228,528
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,631,631
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	7,455,005	7,451,845
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	2,590,000	2,589,256
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,022,283	268,591
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 6.231%, 3/25/2037 (d)(q)	1,045,628	361,090
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.076% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	9,851,000	9,875,608
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,912,129
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	11,172,927	11,111,261
Columbia Cent CLO Ltd., 2020-30A, “B1R2”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	12,863,116	12,876,236
Columbia Cent CLO Ltd., 2020-30A, “CR2”, FLR, 5.629% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	17,216,327	17,024,847
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	13,159,682
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,809,375
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,476,025
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,128,852
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “A3”, 5.225%, 11/15/2058	18,557,866	18,631,247
Commercial Mortgage Pass-Through Certificates, 2026-5YR20, “A3”, 5.104%, 2/15/2059	4,450,800	4,444,579
Commercial Mortgage Pass-Through Certificates, 2026-BNK52, “A5”, 5.586%, 5/15/2069	4,429,568	4,502,033
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,457,322
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	3,148,193	3,158,449
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	21,903,306	21,949,189
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.041% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,549,566
Dryden Senior Loan Fund, 2022-98A, “CR”, FLR, 5.629% (SOFR - 3mo. + 1.9%), 4/20/2035 (n)	10,576,923	10,477,955
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,798,141
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	5,182,790	5,180,522
Elmwood CLO Ltd., 2021-1A, “CRR”, FLR, 5.529% (SOFR - 3mo. + 1.8%), 4/20/2037 (n)	31,350,000	31,434,645
Empire District Bondco LLC, 4.943%, 1/01/2033	6,228,311	6,210,257
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	2,194,433	2,209,748
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	2,004,600	2,007,131
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	9,677,666	9,655,145
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	18,885,000	18,815,057
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	93,242	93,257
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	42,834	42,368
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	5,142,670	5,148,200
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	19,885,000	19,841,810
IMPAC Secured Assets Corp., FLR, 4.539% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	26,652	25,234
JPMDB Commercial Mortgage Securities Trust, 2017-C7, “A5”, 3.409%, 10/15/2050	11,500,000	11,313,173
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	4,476,254	4,407,825
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.179% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,446,618
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.69% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	33,314,213	33,368,649
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.27% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,810,894
Man US CLO, 2023-1AR, “BR”, FLR, 5.226% (SOFR - 3mo. + 1.6%), 7/20/2039 (n)	16,070,750	16,073,112
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,710,205	186,611
MF1 2021-FL7 Ltd., “AS”, FLR, 5.234% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	7,000,000	6,996,346
MF1 2022-FL8 Ltd., “C”, FLR, 5.867% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,602,817
MF1 2022-FL8 Ltd., “D”, FLR, 6.318% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,148,559
MF1 2024-FL15 LLC, “AS”, FLR, 5.709% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,591,962
MF1 2024-FL16 LLC, “AS”, FLR, 5.611% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	22,975,592	23,052,043
MF1 2025-FL17 LLC, “A”, FLR, 4.989% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	9,500,000	9,501,349
MF1 2025-FL17 LLC, “B”, FLR, 5.462% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,910,229
MF1 2025-FL19 LLC, “A”, FLR, 5.241% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	20,396,684	20,402,191
MF1 2025-FL19 LLC, “A”, FLR, 5.158% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	20,709,139	20,754,210
MF1 2025-FL19 LLC, “B”, FLR, 5.661% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	8,000,000	8,024,990
MF1 2025-FL20 LLC, “B”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	23,334,433	23,399,678
MF1 2026-FL21 LLC, “B”, FLR, 5.419% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	5,480,957	5,480,930
MF1 2026-FL22 LLC, “B”, FLR, 5.47% (SOFR - 1mo. + 1.8%), 11/18/2043 (n)	34,173,635	34,194,925
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	5,019,063	4,938,440
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	7,702,633	7,713,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.588%, 6/25/2070 (n)	$12,272,806	$12,245,181
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	13,925,240	13,712,181
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 5.209%, 3/25/2071 (n)	18,479,318	18,348,908
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.508%, 6/25/2071 (n)	13,527,498	13,498,413
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	16,754,830
Neuberger Berman CLO Ltd., 2017-165A, “A1R2”, FLR, 4.933% (SOFR - 3mo. + 1.18%), 4/15/2039 (n)	4,047,000	4,045,879
Neuberger Berman CLO Ltd., 2017-165A, “BR2”, FLR, 5.353% (SOFR - 3mo. + 1.6%), 4/15/2039 (n)	20,000,000	20,048,600
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, “CR”, FLR, 5.493% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,690,896
New Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.53%, 5/25/2065 (n)	1,723,582	1,718,231
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	31,870,978	31,698,372
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	13,866,366	13,619,078
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	15,064,408	14,909,330
New Residential Mortgage Loan Trust, 2026-NQM6, “A1”, 5.293%, 5/25/2066 (n)	21,859,977	21,698,855
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 4.833%, 2/25/2066 (n)	20,087,114	19,777,899
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 5.674%, 8/25/2066 (n)	24,467,992	24,469,989
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.494% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,969,083
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	6,142,601	6,135,570
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	8,495,644	8,521,966
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	6,175,510	6,142,283
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	5,915,313	5,875,976
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	8,702,296	8,610,902
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	6,252,795	6,207,019
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	5,930,899	5,904,512
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	390,211	209,113
Palmer Square Loan Funding 2025-1A Ltd., “B”, FLR, 5.251% (SOFR - 3mo. + 1.6%), 2/15/2033 (n)	17,000,000	17,015,674
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.453% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	11,000,000	10,990,342
PFP III 2024-11 Ltd., “11A”, FLR, 5.501% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	13,042,511	13,055,292
PFP III 2025-12 Ltd., “B”, FLR, 5.712% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,911,000	5,925,216
PLYM Commercial Mortgage Trust, 2026-IND, “B”, FLR, 5.126% (SOFR - 1mo. + 1.45%), 3/15/2043 (n)	7,436,000	7,440,650
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.016% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	13,607,683	13,656,139
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.066% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	8,519,097	8,517,553
Preferred Term Securities XIX Ltd., CDO, FLR, 4.276% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,209,134	1,187,975
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.166% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	18,632,769	18,687,263
Residential Funding Mortgage Securities, Inc., FGIC, 3.421%, 12/25/2035 (d)(q)	137,728	1,434
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,789,157
Sammons Financial Group, Inc., FLR, 5.534% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,484,345
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	5,002,414	5,007,474
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	11,411,162	11,401,704
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.614%, 8/25/2056 (n)	17,878,265	17,773,818
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.7% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,462,963
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.369% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	17,599,555	17,621,563
Stellantis Finance U.S., Inc., 4.63%, 7/20/2027 (n)	6,407,916	6,413,834
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,187,834	2,200,195
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,569,960	4,609,231
STORE Master Funding LLC, 2026-1A, “A2”, 5.31%, 6/20/2056 (n)	21,188,595	21,084,707
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	13,315,989	13,340,924
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,452,642
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,043,172
Venture CLO 43 Ltd., 2021-43A, “BRR”, FLR, 5.253% (SOFR - 3mo. + 1.5%), 4/15/2034 (n)	28,707,969	28,628,333
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	3,917,253	3,925,679
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	3,944,381	3,943,390
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	4,241,708	4,192,391
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.465% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	822,738	823,287
Voya CLO 2012-4A Ltd., “BR3”, FLR, 5.965% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,488,916
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.315% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,971,859
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,957,211
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,190,511
		$2,022,461,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Auto & Auto Components – 0.3%
Hyundai Capital America, 5.25%, 6/21/2033 (n)	$9,466,000	$9,309,286
Stellantis Finance U.S., Inc., 2.691%, 9/15/2031 (n)	14,723,000	12,433,885
		$21,743,171
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$22,528,000	$23,528,370
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,746,079
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	11,696,000	11,537,048
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,087,902
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,750,000	20,127,600
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	21,576,000	21,119,582
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,281,414
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	21,068,557
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,207,058
		$152,703,610
Building – 0.8%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$28,731,000	$29,081,633
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	28,416,000	28,531,217
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,076,260
		$66,689,110
Business Services – 2.0%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,990,596
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	19,120,736
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,616,768
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	9,996,037
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	21,486,361
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	6,014,580
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	34,024,651
Paychex, Inc., 5.6%, 4/15/2035	29,169,000	28,987,826
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	21,011,000	19,212,834
		$164,450,389
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$6,981,214
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	25,768,790
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	16,861,556
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,306,125
		$70,917,685
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,296,304
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$13,799,000	$14,118,664
Diversified Financial Services – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$10,175,000	$9,781,293
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,534,367
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	7,048,398
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,226,000	2,162,848
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	2,008,410
Bridge Housing Corp., 5.321%, 7/15/2035	17,055,000	16,618,492
SMBC Aviation Capital Finance DAC, 5.2%, 7/23/2031 (n)	8,432,000	8,396,823
SMBC Aviation Capital Finance DAC, 5.7%, 7/23/2036 (n)	2,280,000	2,255,576
		$52,806,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$11,536,956
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	19,244,361
		$30,781,317
Energy - Independent – 0.5%
EQT Corp., 3.9%, 10/01/2027	$3,059,000	$3,030,471
EQT Corp., 5%, 1/15/2029	5,901,000	5,916,717
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,389,539
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,396,117
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	5,930,000	5,858,082
		$41,590,926
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,414,657
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	27,089,896
		$40,504,553
Entertainment & Leisure – 0.3%
Oak-EagleAcquireCo., Inc., 7.25%, 7/01/2033 (n)	$23,624,000	$24,478,551
Food & Beverages – 0.4%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$19,280,000	$19,334,466
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,359,805
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,462,481
		$34,156,752
Global Systemically Important Banks – 5.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,950,418
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,825,243
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	36,645,485
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	40,448,344
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,816,568
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,809,107
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	15,041,994
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	13,201,000	13,328,508
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,746,821
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	23,664,035
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	23,595,293
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	18,084,596
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,784,195
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,148,749
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,938,013
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	25,547,525
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	27,933,914
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,880,102
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,501,627
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,857,874
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,782,498
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	34,055,228
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	27,285,431
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,422,525
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	41,864,536
		$476,958,629
Hardware, Peripherals, & Assembly – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,337,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$14,826,872
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,091,821
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,511,141
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,229,384
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	26,615,000	28,152,941
		$62,812,159
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$19,956,504
Insurance - Property & Casualty – 1.4%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$18,425
Asurion LLC, 8%, 12/31/2032 (n)	18,875,000	19,094,441
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,669,364
Brown & Brown, Inc., 5.55%, 6/23/2035	5,137,000	5,037,176
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,483,287
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,416,136
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,724,242
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,730,731
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,323,032
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	4,941,421
		$110,438,255
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,067,035
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$24,288,550
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,512,077
		$32,800,627
Media – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$9,294,000	$8,512,510
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,334,787
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,421,161
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	7,096,895
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,355,822
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,074,539
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,849,852
HCA, Inc., 4.375%, 3/15/2042	14,385,000	11,822,741
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	13,714,180
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	10,894,334
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,331,921
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,093,414
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	23,990,571
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,878,093
		$134,858,310
Medical Equipment – 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$9,046,000	$9,199,176
Metals & Mining – 0.9%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$16,098,000	$15,730,529
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	11,370,385
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,337,506
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	15,339,000	14,456,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$17,296,000	$15,653,923
		$73,548,779
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,955,784
Cheniere Energy Partners LP, 5.55%, 10/30/2035	44,143,000	43,852,968
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,955,538
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,396,720
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,833,783
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	26,926,158
Energy Transfer LP, 5.35%, 1/15/2036	5,960,000	5,823,234
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,247,781
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,293,023
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,919,612
MPLX LP, 4.95%, 3/14/2052	27,389,000	22,167,556
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	31,846,273
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,824,522
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	25,120,774
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,120,090
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,550,976
		$243,834,792
Mortgage-Backed – 14.3%
Fannie Mae, 2.656%, 12/25/2026	$3,749,328	$3,721,122
Fannie Mae, 3.95%, 1/01/2027	522,742	521,136
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	20,721,028	19,008,897
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	19,368,665	17,185,635
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,013,733	1,710,095
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	21,667	22,338
Fannie Mae, 3%, 2/25/2033 (i)	563,773	36,045
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	2,579,871	2,605,594
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,035,655	3,013,659
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	14,829,850	14,390,820
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,073,469	1,108,232
Fannie Mae, 3.25%, 5/25/2040	178,084	165,468
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	26,058,534	24,704,059
Fannie Mae, 2%, 4/25/2046	393,932	362,420
Fannie Mae, 4%, 7/25/2046 (i)	879,545	154,585
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 5/01/2053	147,383,536	123,443,234
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	44,838,491	38,659,796
Fannie Mae, UMBS, 2%, 7/01/2037 - 10/01/2052	71,165,397	57,946,157
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	819,944	680,107
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 5/01/2055	22,498,803	22,436,663
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	1,886,497	1,713,865
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2055	18,935,854	17,873,154
Fannie Mae, UMBS, 5%, 8/01/2052 - 8/01/2056	49,171,938	47,689,146
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 12/01/2053	764,159	788,655
Fannie Mae, UMBS, 6%, 11/01/2053 - 1/01/2055	10,862,872	11,016,123
Freddie Mac, 3.3%, 10/25/2026	4,724,001	4,706,021
Freddie Mac, 3.117%, 6/25/2027	16,887,377	16,718,054
Freddie Mac, 1.079%, 7/25/2029 (i)	12,138,943	333,503
Freddie Mac, 1.132%, 8/25/2029 (i)	21,566,120	622,985
Freddie Mac, 1.838%, 4/25/2030 (i)	6,415,004	389,418
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	593,814	598,921
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	356,125	364,254
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,379,977	1,372,909
Freddie Mac, 5.5%, 2/15/2036 (i)	141,147	21,220
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,679,845	2,545,345
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	12,922,586	11,884,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	$16,945,686	$15,045,002
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	3,375,931	3,281,548
Freddie Mac, 4.5%, 12/15/2040 (i)	45,144	4,096
Freddie Mac, 4%, 8/15/2044 (i)	124,576	9,825
Freddie Mac, UMBS, 3%, 11/01/2034 - 12/01/2052	41,874,914	36,551,634
Freddie Mac, UMBS, 2%, 9/01/2036 - 8/01/2052	144,300,685	113,664,345
Freddie Mac, UMBS, 2.5%, 9/01/2036 - 10/01/2053	49,483,463	40,760,095
Freddie Mac, UMBS, 5%, 8/01/2037 - 8/01/2056	24,826,757	24,015,204
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2052	5,284,227	4,755,776
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 3/01/2055	11,982,192	11,320,880
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 9/01/2055	38,036,978	37,742,257
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	15,619,635	15,850,459
Freddie Mac, UMBS, 6.5%, 9/01/2053 - 12/01/2054	5,680,500	5,880,250
Freddie Mac, UMBS, 4%, 5/01/2056	10,699,004	9,770,127
Ginnie Mae, 5.5%, 11/15/2032 - 4/20/2055	31,506,491	31,406,519
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	377,172	389,866
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	50,192,404	47,636,582
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	31,943,917	29,398,393
Ginnie Mae, 3.5%, 11/15/2040 - 5/20/2056	37,537,695	33,117,058
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	52,114,680	45,425,939
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	63,299,612	52,883,987
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	45,308,433	36,349,784
Ginnie Mae, 5%, 12/20/2052 - 9/20/2054	37,825,345	36,784,771
UMBS, TBA, 6%, 8/13/2056	60,725,000	61,393,687
UMBS, TBA, 5.5%, 8/25/2056	11,075,000	10,959,878
		$1,154,912,419
Municipals – 1.0%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$12,743,207
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,825,949
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,446,358
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,615,399
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,234,000	9,125,520
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	5,160,000	5,318,320
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	19,088,430
		$77,163,183
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$18,000,515
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,844,881
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,582,252
		$47,427,648
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$8,293,327
Network & Telecom – 0.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$24,588,000	$24,358,032
Non-Global Systemically Important Banks – 2.6%
Capital One Financial Corp., 6.7%, 11/29/2032	$34,164,000	$36,669,539
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,133,521
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,116,218
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,474,961
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	23,024,570
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,279,550
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,965,236
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	23,439,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$47,217,000	$45,086,604
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,651,806
		$206,841,457
Pharmaceuticals & Biotechnology – 0.3%
Genmab A.S., 6.25%, 12/15/2032 (n)	$24,393,000	$24,616,269
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$24,974,000	$25,322,251
Real Estate - Storage & Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$25,793,967
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	22,085,047
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	13,948,848
		$61,827,862
Refining – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,027,944
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$18,760,567
Retail & E-commerce – 1.0%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$23,886,000	$25,641,836
DICK'S Sporting Goods, 3.15%, 1/15/2032	23,293,000	21,062,261
Penske Automotive Group Co., 3.75%, 6/15/2029	34,558,000	32,998,812
		$79,702,909
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 3.137%, 11/15/2035	$9,859,000	$8,014,005
Software – 1.1%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$24,950,420
Oracle Corp., 5.2%, 9/26/2035	11,041,000	9,906,196
Oracle Corp., 5.7%, 2/04/2036	11,378,000	10,533,387
Oracle Corp., 5.95%, 9/26/2055	8,149,000	6,474,700
Salesforce, Inc., 5.2%, 3/15/2033	16,838,000	16,631,141
Salesforce, Inc., 5.55%, 3/15/2036	16,098,000	15,697,648
Salesforce, Inc., 6.4%, 3/15/2046	8,419,000	8,103,684
		$92,297,176
Telecommunications - Wireless – 1.4%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$22,167,521
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	20,423,075
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,699,555
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	25,755,793
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	1,978,992
Vodafone Group PLC, 5.35%, 6/18/2036	24,618,000	23,821,879
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,400,447
		$116,247,262
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,478,047
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	26,047,073
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,861,103
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,029,248
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,395,047

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 5.125%, 2/15/2030	$17,478,000	$17,612,096
		$84,422,614
Transportation & Logistics – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,074,695
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	12,771,088
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,801,200
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	8,302,680	2,916,316
		$29,563,299
Travel, Gaming, & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$20,406,159
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	11,818,970
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,516,615
		$47,741,744
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 3.25%, 11/01/2030	$299,375	$289,465
Small Business Administration, 2.85%, 9/01/2031	538,653	509,983
Small Business Administration, 2.37%, 8/01/2032	331,845	311,822
Small Business Administration, 2.13%, 1/01/2033	636,747	592,363
Small Business Administration, 2.21%, 2/01/2033	153,666	142,318
Small Business Administration, 2.22%, 3/01/2033	601,426	560,462
Small Business Administration, 2.08%, 4/01/2033	1,194,280	1,106,131
Small Business Administration, 2.45%, 6/01/2033	1,132,578	1,056,395
Small Business Administration, 3.15%, 7/01/2033	1,422,711	1,353,957
Small Business Administration, 3.16%, 8/01/2033	1,486,614	1,412,001
Small Business Administration, 3.62%, 9/01/2033	711,331	686,456
		$8,021,353
U.S. Treasury Obligations – 20.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$16,477,043
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	46,121,461
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	43,490,039
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	43,243,024
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	43,304,414
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	92,025,610
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	168,267,018
U.S. Treasury Bonds, 4.5%, 2/15/2044	90,700,000	82,983,415
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	19,646,410
U.S. Treasury Bonds, 4.875%, 8/15/2045	64,500,000	61,466,484
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	22,899,375
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	19,293,368
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	13,973,531
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	65,699,687
U.S. Treasury Bonds, 4.75%, 11/15/2053	30,800,000	28,381,719
U.S. Treasury Bonds, 4.25%, 2/15/2054	183,300,000	155,633,156
U.S. Treasury Bonds, 4.5%, 11/15/2054	100,050,000	88,626,322
U.S. Treasury Bonds, 4.75%, 8/15/2055	27,500,000	25,393,457
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	63,100,000	63,134,385
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	64,014,422
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	92,016,402
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	38,289,453
U.S. Treasury Notes, 4.25%, 6/30/2029	167,000,000	166,589,023
U.S. Treasury Notes, 3.625%, 8/31/2030	57,000,000	55,352,344
U.S. Treasury Notes, 3.875%, 8/15/2034	74,000,000	70,262,422
U.S. Treasury Notes, 4.25%, 11/15/2034	102,500,000	99,709,278
		$1,686,293,262

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,266,591
Constellation Energy Generation LLC, 3.75%, 3/01/2031	19,925,000	18,841,833
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,688,575
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,823,461
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,333,961
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,810,549
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,993,494
		$121,758,464
Total Bonds		$7,967,821,021
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.73% (v)	176,218,855	$176,254,098

Other Assets, Less Liabilities – (0.7)%		(54,762,714)
Net Assets – 100.0%		$8,089,312,405

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $176,254,098 and
$7,967,821,021, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,664,634,739, representing 32.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,231	$458,714,518	September – 2026	$(1,193,103)
U.S. Treasury Note 5 yr	Long	USD	4,207	445,843,401	September – 2026	(2,956,541)
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	190,527,187	September – 2026	(5,389,285)
U.S. Treasury Ultra Note 10 yr	Long	USD	1,362	149,415,656	September – 2026	(2,367,727)
						$(11,906,656)
At July 31, 2026, the fund had liquid securities collateral with an aggregate value of $21,421,750 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,694,314,615	$—	$1,694,314,615
Non - U.S. Sovereign Debt	—	9,067,035	—	9,067,035
Municipal Bonds	—	77,163,183	—	77,163,183
U.S. Corporate Bonds	—	2,239,052,826	—	2,239,052,826
Residential Mortgage-Backed Securities	—	1,622,755,559	—	1,622,755,559
Commercial Mortgage-Backed Securities	—	466,680,806	—	466,680,806
Asset-Backed Securities (including CDOs)	—	1,087,937,671	—	1,087,937,671
Foreign Bonds	—	770,849,326	—	770,849,326
Investment Companies	176,254,098	—	—	176,254,098
Total	$176,254,098	$7,967,821,021	$—	$8,144,075,119
Other Financial Instruments
Futures Contracts – Liabilities	$(11,906,656)	$—	$—	$(11,906,656)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$126,795,313	$472,442,095	$423,002,271	$(4,894)	$23,855	$176,254,098

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,550,011	$—